Trade Payables and Other Current Liabilities	12 Months Ended
Dec. 31, 2019
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Trade Payables and Other Current Liabilities
NOTE 21: TRADE PAYABLES AND OTHER CURRENT LIABILITIES

(€‘000)	As at 31 December,
	2019	2018
Total Trade payables	6,969	5,916
Other current liabilities
Social security	482	314
Payroll accruals and taxes	1,750	1,351
Other current liabilities	1,016	1,024

Total Other current liabilities	3,248	2,690

Total Trade payables and other current liabilities	10,217	8,606

Trade payables are
non-interest-bearing
liabilities and are normally settled on a
90-day
terms. Their increase is mainly attributable to timing of clinical operations in the fourth quarter of 2019.
The Other current liabilities include the short-term debts to employees and social welfare and tax agencies.
No discounting was performed to the extent that the amounts do not present payments terms longer than one year at the end of each financial year presented.